Fair value measurements - Schedule Of Warranty Liability (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability [Line Items]
Balance	$ 0	$ 1,526	$ 1,591	$ 1,642	$ 2,689
Fair value adjustment		$ (116)	$ (51)	$ (1,047)
Warrant [Member]
Warrant Liability [Line Items]
Warrants exercised	$ (1,591)